Initial Public Offering and Over-Allotment (Details) - $ / shares			9 Months Ended	12 Months Ended
	Oct. 08, 2021	Oct. 08, 2021	Sep. 30, 2023	Dec. 31, 2022	Jul. 18, 2023	Oct. 29, 2021
Initial Public Offering and Over-Allotment (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 10
Price per unit (in Dollars per share)			$ 10.2
IPO [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Units Issued During Period Shares New Issues	15,500,000	15,500,000
Shares Issued, Price Per Share (in Dollars per share)	$ 10	$ 10
Sale of units			17,500,000
Price per unit (in Dollars per share)			$ 10
Over-Allotment Option [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Units Issued During Period Shares New Issues	2,000,000		2,000,000
Shares Issued, Price Per Share (in Dollars per share)	$ 10	$ 10
Sale of units			2,000,000
Class A Common Stock [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Number Of Shares Included In Unit	1	1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 11.5
Price per unit (in Dollars per share)					$ 10.77
Share of common stock			1
Class A Common Stock [Member] | IPO [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Units Issued During Period Shares New Issues				17,500,000
Shares Issued, Price Per Share (in Dollars per share)				$ 10
Price Per unit (in Dollars per share)			$ 11.5
Class A Common Stock [Member] | Over-Allotment Option [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Units Issued During Period Shares New Issues				2,000,000
Class A Common Stock [Member] | Public Warrants [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Share of common stock			1
Public Warrants [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Number of warrants included in Unit				1
Public Warrants [Member] | Class A Common Stock [Member]
Initial Public Offering and Over-Allotment (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)			$ 18	$ 18
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 11.5